Prepaid Expenses and Other Current Assets, Net (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Prepaid Expenses and Other Current Assets, Net [Abstract]
Prepaid amount					¥ 3,600,000
Agreed to invest				¥ 4,500,000
Investment interest of expenses percent			13.50%
Provision for credit losses	¥ 4,341,999	$ 606,543	¥ 4,050,273
Bad debt expenses			211,962
Bad debt write off	¥ 5,378	$ 751